                      SALOMON BROTHERS INVESTMENT SERIES

                      SUPPLEMENT DATED FEBRUARY 27, 2004
                    TO THE PROSPECTUS DATED APRIL 30, 2003

                       SALOMON BROTHERS SERIES FUNDS INC
                       SALOMON BROTHERS CAPITAL FUND INC
                   SALOMON BROTHERS INVESTORS VALUE FUND INC
                              SALOMON FUNDS TRUST

   Effective March 15, 2004, the information set forth under the heading "Choosing A Share Class To Buy --Class A Shares" in the Prospectus for Salomon Brothers Investment Series is revised in its entirety to read as follows:

Class A Shares

   No sales charge is imposed on the sale of Class A shares of Cash Management Fund or New York Municipal Money Market Fund. The table below indicates the sales charge on Class A shares of All Cap Value Fund, Balanced Fund, Capital Fund, International Equity Fund, Investors Value Fund, Large Cap Growth Fund, Mid Cap Fund and Small Cap Growth Fund.

                                                                                    Broker/Dealer
                                                sales charge as   sales charge as Commission as of %
Amount of investment                          % of offering price % of net amount of offering price
--------------------                          ------------------- --------------- ------------------
Less than $50,000............................        5.75%             6.10%              5.00%
$50,000 but less than $100,000...............        4.50%             4.71%              4.00%
$100,000 but less than $250,000..............        4.00%             4.17%              3.50%
$250,000 but less than $500,000..............        2.75%             2.83%              2.50%
$500,000 but less than $1 million............        2.25%             2.30%              2.00%
$1 million or more*..........................         -0-               -0-           Up to 1.00%**

--------
* You do not pay an initial sales charge when you buy $1 million or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1%. If you did not pay an initial sales charge when buying Class A shares due to a waiver applicable to purchases by qualified and non-qualified retirement plans with an omnibus relationship with the fund, you will not be subject to a deferred sales charge.
** The fund's distributor may pay up to 1.00% to the broker/dealer or other intermediary for purchase amounts of $1 million or more and for purchases by certain retirement plans with an omnibus relationship with the fund. In such cases, starting in the thirteenth month after purchase, the broker/dealer or other intermediary will also receive the annual service fee of up to 0.25% of the average daily net assets represented by the Class A shares held by its clients. Prior to the thirteenth month, the fund's distributor will retain the service fee. Where the broker/dealer or other intermediary does not receive the payment of up to 1.00% from the fund's distributor, the broker/dealer or other intermediary will instead receive the annual service fee starting immediately after purchase. In certain cases, the broker/dealer or other intermediary may receive both a payment of up to 1% from the fund's distributor as well as the annual service fee starting immediately after purchase. Please contact your Financial Consultant or other intermediary for more information.

   The following table indicates the sales charges on Class A shares of High Yield Bond Fund and Strategic Bond Fund.

                                                                                    Broker/Dealer
                                                sales charge as   sales charge as Commission as of %
Amount of investment                          % of offering price % of net amount of offering price
--------------------                          ------------------- --------------- ------------------
Less than $25,000............................        4.50%             4.71%              4.00%
$25,000 but less than $50,000................        4.00%             4.17%              3.50%
$50,000 but less than $100,000...............        3.75%             3.90%              3.25%
$100,000 but less than $250,000..............        3.50%             3.63%              3.00%
$250,000 but less than $500,000..............        2.50%             2.56%              2.00%
$500,000 but less than $750,000..............        2.00%             2.04%              1.75%
$750,000 but less than $1 million............        1.50%             1.52%              1.25%
$1 million or more*..........................         -0-               -0-           Up to 1.00%**

--------
* You do not pay an initial sales charge when you buy $1 million or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1%. If you did not pay an initial sales charge when buying Class A shares due to a waiver applicable to purchases by qualified and non-qualified retirement plans with an omnibus relationship with the fund, you will not be subject to a deferred sales charge.
** The fund's distributor may pay up to 1.00% to the broker/dealer or other intermediary for purchase amounts of $1 million or more and for purchases by certain retirement plans with an omnibus relationship with the fund. In such cases, starting in the thirteenth month after purchase, the broker/dealer or other intermediary will also receive the annual service fee of up to 0.25% of the average daily net assets represented by the Class A shares held by its clients. Prior to the thirteenth month, the fund's distributor will retain the service fee. Where the broker/dealer or other intermediary does not receive a payment of up to 1.00% from the fund's distributor, the broker/dealer or other intermediary will instead receive the annual service fee starting immediately after purchase. In certain cases, the broker/dealer or other intermediary may receive both a payment of up to 1% from the fund's distributor as well as the annual service fee starting immediately after purchase. Please contact your Financial Consultant or other intermediary for more information.

   The following table indicates the sales charge effective on Class A shares of California Tax Free Bond Fund, National Tax Free Bond Fund and New York Tax Free Bond Fund.

                                                                                    Broker/Dealer
                                                sales charge as   sales charge as Commission as of %
Amount of investment                          % of offering price % of net amount of offering price
--------------------                          ------------------- --------------- ------------------
Less than $50,000............................        4.00%             4.17%              3.50%
$50,000 but less than $100,000...............        3.75%             3.90%              3.25%
$100,000 but less than $250,000..............        3.50%             3.63%              3.00%
$250,000 but less than $500,000..............        2.50%             2.56%              2.00%
$500,000 but less than $750,000..............        2.00%             2.04%              1.75%
$750,000 but less than $ 1 million...........        1.50%             1.52%              1.25%
$1 million or more *.........................         -0-               -0-           Up to 1.00%**

--------
* You do not pay an initial sales charge when you buy $1 million or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1%. If you did not pay an initial sales charge when buying Class A shares due to a waiver applicable to purchases by qualified and non-qualified retirement plans with an omnibus relationship with the fund, you will not be subject to a deferred sales charge.
** The fund's distributor may pay up to 1.00% to the broker/dealer or other intermediary for purchase amounts of $1 million or more and for purchases by certain retirement plans with an omnibus relationship with the fund. In such cases, starting in the thirteenth month after purchase, the broker/dealer or other intermediary will also receive the annual service fee of up to 0.25% of the average daily net assets represented by the Class A shares held by its clients. Prior to the thirteenth month, the fund's distributor will retain the service fee. Where the broker/dealer or other intermediary does not receive a payment of up to 1.00% from the fund's distributor, the broker/dealer or other intermediary will instead receive the annual service fee starting immediately after purchase. In certain cases, the broker/dealer or other intermediary may receive both a payment of up to 1% from the fund's distributor as well as the annual service fee starting immediately after purchase. Please contact your Financial Consultant or other intermediary for more information.

   The following table indicates the sales charge effective on Class A shares of Short/Intermediate U.S. Government Fund.

                                                             Broker/Dealer
                         sales charge as   sales charge as Commission as of %
  Amount of investment % of offering price % of net amount of offering price
  -------------------- ------------------- --------------- ------------------
   Less than $500,000.        2.00%             2.04%              2.00%
   $500,000 or more*..         -0-               -0-           Up to 1.00%**

--------
* You do not pay an initial sales charge when you buy $500,000 or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1%. If you did not pay an initial sales charge when buying Class A shares due to a waiver for qualified and non-qualified retirement plans with an omnibus relationship with the fund, you will not be subject to a deferred sales charge of 1%.
** The fund's distributor may pay up to 1.00% to the broker/dealer or other intermediary for purchase amounts of $1 million or more and for purchases by certain retirement plans with an omnibus relationship with the fund. In such cases, starting in the thirteenth month after purchase, the broker/dealer or other intermediary will also receive the annual service fee of up to 0.25% of the average daily net assets represented by the Class A shares held by its clients. Prior to the thirteenth month, the fund's distributor will retain the service fee. Where the broker/dealer or other intermediary does not receive a payment of up to 1.00% from the fund's distributor, the broker/dealer or other intermediary will instead receive the annual service fee starting immediately after purchase. In certain cases, the broker/dealer or other intermediary may receive both a payment of up to 1% from the fund's distributor as well as the annual service fee starting immediately after purchase. Please contact your Financial Consultant or other intermediary for more information.


SAM0553